UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File Number 811-08359

The Westport Funds
(Exact name of Registrant as specified in charter)

253 Riverside Avenue
Westport, Connecticut 06880
(Address of principal executive offices) (Zip code)

Edmund H. Nicklin, Jr.,
253 Riverside Avenue
Westport, Connecticut 06880
(Name and address of agent for service)

Registrant's telephone number, including area code: (888) 593-7878

Date of fiscal year end: 12/31

Date of reporting period: 3/31/15

FORM N-Q

Item 1. Schedules of Investments.

THE WESTPORT FUNDS
WESTPORT SELECT CAP FUND
PORTFOLIO OF INVESTMENTS
March 31, 2015 (Unaudited)

COMMON STOCKS - 98.6%	Shares	Market Value

Aerospace Products & Services - 6.7%
Precision Castparts Corp.	109,105	$22,912,050

Banks & Thrifts/Financial Services - 1.3%
Banner Corp.	53,580	2,459,322
Yadkin Financial Corp.(a)	91,026	1,847,828
		4,307,150
Business Products & Services - 15.1%
PTC, Inc.(a)	432,804	15,654,521
Synopsys, Inc.(a)	560,192	25,948,093
Zebra Technologies Corp. - Class A(a)	112,500	10,205,438
		51,808,052
Consumer Products & Services - 8.5%
Belmond Ltd. - Class A(a)	227,613	2,795,088
Big Lots, Inc.	480,932	23,099,164
Express, Inc.(a)	191,217	3,160,817
		29,055,069
Health Care Products & Services - 15.0%
Universal Health Services, Inc. - Class B	434,571	51,153,352

Industrial Services - 12.9%
DeVry Education Group Inc.	538,136	17,952,217
United Rentals, Inc.(a)	288,759	26,323,270
		44,275,487
Industrial Specialty Products - 22.4%
FEI Company	201,342	15,370,448
IPG Photonics Corp.(a)	348,845	32,337,932
QLogic Corp.(a)	390,000	5,748,600
Rofin-Sinar Technologies, Inc.(a)	150,553	3,647,899
Rogers Corp.(a)	235,953	19,397,696
		76,502,575
Insurance - 14.4%
Arthur J. Gallagher & Company	213,972	10,003,191
Radian Group, Inc.	657,989	11,047,635
Willis Group Holdings plc	583,788	28,126,906
		49,177,732
Oil & Gas Producers - 0.7%
Stone Energy Corp.(a)	163,000	2,392,840

Security Products & Services - 1.6%
Checkpoint Systems, Inc.	498,902	5,398,120

TOTAL COMMON STOCKS (Cost $112,945,927)		$336,982,427

MONEY MARKETS - 1.6%	Shares	Market Value

Federated U.S. Treasury Cash Reserve Fund	5,701,845	$5,701,845

TOTAL MONEY MARKETS (Cost $5,701,845)		$5,701,845

TOTAL INVESTMENT SECURITIES - 100.2% (Cost $118,647,772)		$342,684,272
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%		$(852,901)

NET ASSETS - 100.0%		$341,831,371

(a)	Non-income producing security.

See Notes to Schedules of Investments.

THE WESTPORT FUNDS
WESTPORT FUND
PORTFOLIO OF INVESTMENTS
March 31, 2015 (Unaudited)

COMMON STOCKS - 99.4%	Shares	Market Value

Aerospace Products & Services - 6.0%
Precision Castparts Corp.	133,000	$27,930,000
Rockwell Collins, Inc.	100,000	9,655,000
		37,585,000
Banks & Thrifts/Financial Services - 4.9%
MasterCard, Inc. - Class A	355,000	30,668,450

Broadcasting/Cable TV/Advertising - 6.4%
Interpublic Group of Companies, Inc.	910,857	20,148,157
Time Warner, Inc.	230,000	19,421,200
		39,569,357
Business Products & Services - 16.6%
CACI International, Inc.(a)	35,000	3,147,200
Check Point Software Technologies Ltd.(a)	365,000	29,919,050
PTC, Inc.(a)	650,000	23,510,500
Synopsys, Inc.(a)	572,012	26,495,596
Teradata Corp.(a)	272,840	12,043,157
Zebra Technologies Corp. - Class A(a)	95,000	8,617,925
		103,733,428
Chemicals - 8.5%
Agrium, Inc.	70,700	7,371,889
Air Products & Chemicals, Inc.	157,500	23,826,600
FMC Corp.	380,000	21,755,000
		52,953,489
Consumer Products & Services - 5.6%
Bed Bath & Beyond, Inc.(a)	100,000	7,677,500
Mohawk Industries, Inc.(a)	16,000	2,972,000
Ross Stores, Inc.	230,000	24,232,800
		34,882,300
Health Care Products & Services - 10.9%
AbbVie, Inc.	180,000	10,537,200
CVS Health Corp.	192,090	19,825,609
Universal Health Services, Inc. - Class B	320,013	37,668,730
		68,031,539
Industrial Services - 2.7%
Republic Services, Inc.	417,500	16,933,800

Industrial Specialty Products - 15.9%
Amphenol Corp.	402,600	23,725,218
FEI Company	145,000	11,069,300
MSC Industrial Direct Company, Inc. - Class A	152,800	11,032,160
Nordson Corp.	199,000	15,589,660
Pall Corp.	272,500	27,356,275
W.W. Grainger, Inc.	44,500	10,493,545
		99,266,158

Insurance - 2.4%
Willis Group Holdings plc	310,000	$14,935,800

Medical Products & Services - 7.6%
Abbott Laboratories	200,000	9,266,000
Charles River Laboratories International, Inc.(a)	155,000	12,289,950
Varian Medical Systems, Inc.(a)	277,500	26,109,975
		47,665,925
Oil & Gas Producers - 8.1%
Anadarko Petroleum Corp.	200,000	16,562,000
EOG Resources, Inc.	345,000	31,633,050
Stone Energy Corp.(a)	162,541	2,386,102
		50,581,152
Transportation - 3.3%
FedEx Corp.	122,500	20,267,625

Other(b) - 0.5%		2,988,400

TOTAL COMMON STOCKS (Cost $311,636,195)		$620,062,423

MONEY MARKETS - 0.7%	Shares	Market Value

Federated U.S. Treasury Cash Reserve Fund	4,552,088	$4,552,088

TOTAL MONEY MARKETS (Cost $4,552,088)		$4,552,088

TOTAL INVESTMENT SECURITIES - 100.1% (Cost $316,188,283)		$624,614,511
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		$(397,453)

NET ASSETS - 100.0%		$624,217,058

(a)	Non-income producing security.

(b)	"Other" category includes all issues that were previously undisclosed which the fund has held less than one year.

See Notes to Schedules of Investments.

THE WESTPORT FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Valuation – The Funds’ portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time). Securities traded on stock exchanges are valued at the last sale price and securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price, if available, otherwise, at the last quoted bid price. Securities for which market quotations are not readily available, or for which an available market quotation is determined not to be reliable, are valued at their fair value as determined in accordance with the valuation procedures approved by the Board of Trustees.

Security Transactions – Security transactions are accounted for on the trade date.  Securities sold are determined on a specific identification basis.

Federal Tax Information – As of March 31, 2015, The Westport Funds had the following federal tax cost resulting in unrealized appreciation as follows:

	Westport Select Cap Fund	Westport Fund
Gross Unrealized Appreciation	$224,854,055	$309,900,482
Gross Unrealized Depreciation	$(817,555)	$(1,474,254)
Net Unrealized Appreciation	$224,036,500	$308,426,228
Federal Income Tax Cost	$118,647,772	$316,188,283

Each Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. Generally Accepted Accounting Procedures (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

• Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Funds did not hold any Level 2 or Level 3 securities at March 31, 2015. There were no transfers into and out of any level during the current period. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

Westport Select Cap Fund

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$336,982,427	$-	$-	$336,982,427
Money Markets	5,701,845	-	-	5,701,845
Total	$342,684,272	$-	$-	$342,684,272

Westport Fund

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$620,062,423	$-	$-	$620,062,423
Money Markets	4,552,088	-	-	4,552,088
Total	$624,614,511	$-	$-	$624,614,511

*	All sub-categories within common stocks represent Level 1 evaluation status. See Portfolios of Investments for industry categories.

Item 2. Controls and Procedures.

(a)	The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.
(b)	There were no changes to the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is filed herewith.

Exhibit No.                                                Description of Exhibit
99.1                                                    Certification of Principal Executive Officer
99.2                                                    Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Westport Funds

By:	/s/ Edmund H. Nicklin, Jr.
Edmund H. Nicklin, Jr.
President
Date: May 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund H. Nicklin, Jr.
Edmund H. Nicklin, Jr.
President
Date: May 27, 2015

By:	/s/ Terry A. Wettergreen
Terry A. Wettergreen
Treasurer and Chief Financial Officer
Date: May 27, 2015